Note 4 - Cash	12 Months Ended
Oct. 31, 2025
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]
4.	Cash:

Cash is comprised of deposits with regulated financial institutions, the Federal Reserve Bank and the Federal Home Loan Bank. As of October 31, 2025, the Bank has pledged $6.5 million of cash ( October 31, 2024 - $3.5 million) to fulfil the collateral requirements of derivative contracts and $9.1 million of cash ( October 31, 2024 - $14.0 million) against off-balance sheet letters of credit. Please refer to Note 23b.